Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Summary of inventories

	December 31,
(Millions of dollars)	2017	2016
At lower of LIFO cost or market:
Live hogs and materials	$313	$273
Fresh pork and materials	28	34
	341	307
LIFO adjustment	(31)	(21)
Total inventories at lower of LIFO cost or market	310	286
At lower of FIFO cost and net realizable value:
Grains, oilseeds and other commodities	253	279
Sugar produced and in process	38	30
Other	90	62
Total inventories at lower of FIFO cost and net realizable value	381	371
Grain, flour and feed at lower of weighted average cost and net realizable value	89	105
Total inventories	$780	$762